UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income/(loss)	$ 8,097	$ 49,336	$ (10,428)	$ 93,383
Other comprehensive income/(loss):
Amount reclassified from accumulated other comprehensive income to statements of operations	0	0	0	(26)
Other comprehensive loss	0	0	0	(26)
Comprehensive income/(loss)	8,097	49,336	(10,428)	93,357
Comprehensive income/(loss) attributable to:
Golar LNG Partners LP Owners	7,924	48,964	(12,590)	92,133
Non-controlling interests	$ 173	$ 372	$ 2,162	$ 1,224